Accounts payable (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts payable
Payable to a courseware supplier			$ 0	$ 6,044,274
Payable to accessories suppliers	$ 5,326	$ 23,571	10,025	0
Accounts Payable, Current, Total	$ 113,707	$ 249,086	$ 10,025	$ 6,044,274